Additional information - condensed financial statements of the Company (Details 4) - CNY (¥) ¥ in Thousands		12 Months Ended
	Aug. 14, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net (loss)/income		¥ 623,713	¥ 423,771	¥ (429,280)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation expense		9,405	16,281	9,401
Share of (loss)/income from subsidiaries		(2,147)	441	2,108
Amortization of deferred issuance cost and increase in accretion of convertible notes				35,030
Change in fair value of derivatives		(44,033)	(84,484)	51,867
Exchange loss/(income)		(11,274)	(850)	(261)
Changes in operating assets and liabilities:
Decrease in other current assets		257,846	(167,030)	256,591
Decrease in interest payable				(4,123)
Net cash provided by operating activities		1,257,545	526,169	1,464,677
Cash flows from investing activities:
Net cash used in investing activities		(1,103,188)	(1,372,766)	(613,980)
Cash flows from financing activities:
Proceeds from exercise of stock options		1,196	2,171	3,389
Proceeds from issuance of ordinary shares	¥ 128,529			128,529
Proceeds from issuance of ordinary shares upon exercise of warrants			286,747	143,107
Net cash provided by/(used in) financing activities		563,465	877,269	(1,771,926)
Effect of exchange rate changes on cash and cash equivalents		10,463	4,597	9,507
Net increase/(decrease) in cash and cash equivalents		728,285	35,269	(911,722)
Cash and cash equivalents at the beginning of the year		2,155,009	2,119,740	3,031,462
Cash and cash equivalents at the end of the year		2,883,294	2,155,009	2,119,740
JA Solar Holdings Co., Ltd.
Cash flows from operating activities:
Net (loss)/income		623,713	423,771	(429,280)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation expense		3,681	4,985	1,960
Share of (loss)/income from subsidiaries		(509,243)	(380,263)	246,909
Amortization of deferred issuance cost and increase in accretion of convertible notes				35,030
Change in fair value of derivatives		(39,593)	(74,014)	51,074
Exchange loss/(income)		(150,686)	(11,636)	85,032
Changes in operating assets and liabilities:
Decrease in other current assets		2,257	1,374	1,651
Increase/(decrease) in other payables to subsidiaries and employees		10	(1,424)	1,216
(Decrease)/increase in accrued and other liabilities		18,690	7,843	(10,978)
Decrease in interest payable				(4,123)
Net cash provided by operating activities		(51,171)	(29,364)	(21,509)
Cash flows from investing activities:
Loans repayment by subsidiaries		37,206	244,772	133,458
Net cash used in investing activities		37,206	244,772	133,458
Cash flows from financing activities:
Proceeds from exercise of stock options		1,196	2,171	3,389
Proceeds from short-term loan from subsidiaries		125,050
Proceeds from long-term loan from subsidiaries				623,759
Proceeds from issuance of ordinary shares				128,529
Proceeds from issuance of ordinary shares upon exercise of warrants			286,747	143,107
Repurchase of ADS		(139,753)
Repayment of long-term loan from subsidiaries		(1,583)	(509,571)	(253,629)
Repurchase of senior convertible notes				(740,027)
Net cash provided by/(used in) financing activities		(15,090)	(220,653)	(94,872)
Effect of exchange rate changes on cash and cash equivalents		902	175	205
Net increase/(decrease) in cash and cash equivalents		(28,153)	(5,070)	17,282
Cash and cash equivalents at the beginning of the year		29,223	34,293	17,011
Cash and cash equivalents at the end of the year		¥ 1,070	¥ 29,223	¥ 34,293